Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

April 30, 2008	Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Advantage Funds, Inc. (File No.: 811-7123)

Dear Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), which reflects a proposal to the shareholders of Dreyfus Premier Intrinsic Value Fund ("Intrinsic Value Fund"), a series of Dreyfus Premier Manager Funds I, to transfer Intrinsic Value Fund's assets, subject to its liabilities, to Dreyfus Premier Strategic Value Fund, a series of the Registrant ("Strategic Value Fund") in exchange for shares of Strategic Value Fund. Class A, Class B, Class C, Class I and Class T shareholders of Intrinsic Value Fund will receive Class A, Class B, Class C, Class I and Class T shares, respectively of Strategic Value Fund. Intrinsic Value Fund and Strategic Value Fund are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the reorganization, Strategic Value Fund's shares received by Intrinsic Value Fund will be distributed to Class A, B, C, I and T shareholders of Intrinsic Value Fund so that each shareholder would receive a pro rata distribution of Class A, B, C, I and T shares, respectively, of Strategic Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Intrinsic Value Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Intrinsic Value Fund is currently planned for July 23, 2008. Intrinsic Value Fund intends to mail its Prospectus/Proxy to shareholders in early June, 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens